ACQUISITION OF KANAB CORP	12 Months Ended
Jul. 31, 2021
Investments, Debt and Equity Securities [Abstract]
ACQUISITION OF KANAB CORP

Note 4 - ACQUISITION OF KANAB CORP

On July 31, 2021, the Company acquired 100% interest in Kanab Corp, a canabis development company, in exchange for 300,000 shares of Class B preferred stock.  As Kanab Corp. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Office, the Company has accounted for the acquisition as an acquisition under common control, recorded at cost.